Fair Value (Details 1) - Level 3 [Member] - Discounted Cash Flow [Member]	12 Months Ended
	Dec. 31, 2019 Number	Dec. 31, 2018 Number
Single Premium Deferred Index Annuity [Member] | Lapse Rate [Member]
Derivative asset (liability), index period	50% or 75%	50% or 95%
Single Premium Deferred Index Annuity [Member] | Lapse Rate [Member] | Weighted Average [Member]
Derivative asset (liability), measurement input	0.049	0.037
Single Premium Deferred Index Annuity [Member] | Lapse Rate [Member] | Minimum [Member]
Derivative asset (liability), measurement input	0.01	0.02
Single Premium Deferred Index Annuity [Member] | Lapse Rate [Member] | Maximum [Member]
Derivative asset (liability), measurement input	0.04	0.04
Single Premium Deferred Index Annuity [Member] | Credit And Risk Margin [Member] | Weighted Average [Member]
Derivative asset (liability), measurement input	0.90	0.80
Single Premium Deferred Index Annuity [Member] | Credit And Risk Margin [Member] | Minimum [Member]
Derivative asset (liability), measurement input	0.71	0.51
Single Premium Deferred Index Annuity [Member] | Credit And Risk Margin [Member] | Maximum [Member]
Derivative asset (liability), measurement input	1.02	1.13
Flexible Premium Variable And Index Linked Deferred Annuity [Member] | Lapse Rate [Member]
Derivative asset (liability), index period	5% to 20%	5% to 20%
Flexible Premium Variable And Index Linked Deferred Annuity [Member] | Lapse Rate [Member] | Weighted Average [Member]
Derivative asset (liability), measurement input	0.026	0.026
Flexible Premium Variable And Index Linked Deferred Annuity [Member] | Lapse Rate [Member] | Minimum [Member]
Derivative asset (liability), measurement input	0.02	0.02
Flexible Premium Variable And Index Linked Deferred Annuity [Member] | Lapse Rate [Member] | Maximum [Member]
Derivative asset (liability), measurement input	0.10	0.10
Flexible Premium Variable And Index Linked Deferred Annuity [Member] | Credit And Risk Margin [Member] | Weighted Average [Member]
Derivative asset (liability), measurement input	0.90	0.80
Flexible Premium Variable And Index Linked Deferred Annuity [Member] | Credit And Risk Margin [Member] | Minimum [Member]
Derivative asset (liability), measurement input	0.71	0.51
Flexible Premium Variable And Index Linked Deferred Annuity [Member] | Credit And Risk Margin [Member] | Maximum [Member]
Derivative asset (liability), measurement input	1.02	1.13
Single Premium Deferred Modified Guaranteed Index Annuity [Member] | Lapse Rate [Member]
Derivative asset (liability), index period	1% to 2%
Single Premium Deferred Modified Guaranteed Index Annuity [Member] | Lapse Rate [Member] | Weighted Average [Member]
Derivative asset (liability), measurement input	0.010
Single Premium Deferred Modified Guaranteed Index Annuity [Member] | Lapse Rate [Member] | Minimum [Member]
Derivative asset (liability), measurement input	0.01
Single Premium Deferred Modified Guaranteed Index Annuity [Member] | Lapse Rate [Member] | Maximum [Member]
Derivative asset (liability), measurement input	0.13
Single Premium Deferred Modified Guaranteed Index Annuity [Member] | Credit And Risk Margin [Member] | Weighted Average [Member]
Derivative asset (liability), measurement input	0.90
Single Premium Deferred Modified Guaranteed Index Annuity [Member] | Credit And Risk Margin [Member] | Minimum [Member]
Derivative asset (liability), measurement input	0.71
Single Premium Deferred Modified Guaranteed Index Annuity [Member] | Credit And Risk Margin [Member] | Maximum [Member]
Derivative asset (liability), measurement input	1.02